Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	$ 2,585	$ 2,569
Profit/(loss) from equity accounted investments, related impairments and expenses	(921)	(512)	$ (546)
Investment in equity accounted investments	219
Dividends received from equity accounted investments	(737)
Transfer to assets held for sale	(284)
Other	880
At the end of the financial year	1,742	2,585	$ 2,569
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Profit/(loss) from equity accounted investments, related impairments and expenses	(990)
Investment in equity accounted investments	111
Other	879
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	2,585
Profit/(loss) from equity accounted investments, related impairments and expenses	69
Investment in equity accounted investments	108
Dividends received from equity accounted investments	(737)
Transfer to assets held for sale	(284)
Other	1
At the end of the financial year	$ 1,742	$ 2,585